RESTRICTED CASH AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Restricted Cash And Investments
Restricted cash and investments
	At December 31	At December 31
(in thousands)	2020	2019

Cash and cash equivalents	$2,883	$2,859
Investments	9,135	9,135
	$12,018	$11,994

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$2,883	$2,859
Letters of credit facility pledged assets	9,000	9,000
Letters of credit additional collateral	135	135
	$12,018	$11,994